Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	CRM Mutual Fund Trust
Central Index Key	0001322252
Amendment Flag	false
Document Creation Date	Jul. 15, 2016
Document Effective Date	Jul. 16, 2016
Prospectus Date	Jul. 18, 2016
CRM LONG/SHORT OPPORTUNITIES FUND | INSTITUTIONAL SHARES
Prospectus:
Trading Symbol	CRIHX